Intangible assets - Additional information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [Line Items]
Exploration and evaluation costs	$ 445	$ 497	$ 576
Exploration and evaluation assets [Member]
Disclosure of detailed information about intangible assets [Line Items]
Capitalised related to projects which had not yet been approved to proceed	420	726
Exploration and evaluation costs	393	711
Early works expenditure within property, plant and equipment	$ 27	$ 15